UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Appleton Group Wealth Management
Address:           100 W Lawrence St
                   Third Floor
                   Appleton WI 54911

13F File Number:   28-13465
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mark C. Scheffler
Title:          CCO
Phone:          920-993-7727

Signature, Place, and Date of Signing




/s/ Mark C. Scheffler        Appleton WI          10/31/11
---------------------        ------------         --------

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13 F File Number           Name

     28-13465           Mark C. Scheffler

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     12388

List of Other Included Managers:

   No.   Form 13F File Number       Name

   1     28-NONE
   -     --------                   -------------------------------






                                                                INVEST
                                                                -------
                TITLE                         SHRS               MENT
                -----  ---------  ---------  ------  ---  ----  -------
                 OF                 VALUE    OR PRN  SH/  PUT/  DISCRE-  OTHER
                -----  ---------  ---------  ------  ---  ----  -------  -----
NAME OF ISSUER  CLASS    CUSIP    (X$1,000)   AMT    PRN  CALL   TION     MGR    SOLE   SHARED  NONE
--------------  -----  ---------  ---------  ------  ---  ----  -------  -----  ------  ------  ----
--------------

IYR             EQ     464287739      7142   141233  S          SLE          0  141233
IWD             EQ     464287598      5246    92708  S          SLE          0   92708